Business Combination (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Business Combinations [Line Items]
Summary of Group’s Pro forma Financial Performance

The Group’s pro forma financial performance for the year ended December 31, 2016 as if the Merger had occurred on January 1, 2016 is presented below:

RMB’million
(Unaudited)
Revenue	6,143
Online music services	2,417
Social entertainment services and others	3,726
Gross profit	1,728
Operating profit	58
Profit before income tax	73
Profit after tax	41

CMC Music Business
Disclosure Of Business Combinations [Line Items]
Summary of Consideration Transferred and Amount of Identified Assets Acquired and Liabilities Assumed

The following table summarizes the consideration transferred and the amount of identified assets acquired and liabilities assumed at the acquisition date, as well as the fair value of the non-controlling interest in CMC at the acquisition date.

RMB’million
Purchase consideration	17,999
Fair value of non-controlling interest	6
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	676
Short-term investments	632
Accounts and other receivables	207
Intangible assets	2,213
Available-for-sale financial assets	10
Property, equipment and software	96
Prepayments, deposits and other assets	744
Dividend payable	(1,251)
Other payables, accruals and other current liabilities	(640)
Deferred revenue	(26)
Deferred tax liabilities	(383)
Other liabilities	(35)
Goodwill	15,762

Ultimate Music Inc
Disclosure Of Business Combinations [Line Items]
Summary of Consideration Transferred and Amount of Identified Assets Acquired and Liabilities Assumed

The following table summarizes the consideration transferred and the amount of identified assets acquired and liabilities assumed at the acquisition date.

RMB’million
Purchase consideration	463
Fair value of existing interest in Ultimate	72
535
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	33
Accounts and other receivables	9
Intangible assets	24
Prepayments, deposits and other assets	21
Deferred revenue	(1)
Other payables and accruals	(41)
Deferred tax liabilities	(10)
Goodwill	500

Music Content Company
Disclosure Of Business Combinations [Line Items]
Summary of Consideration Transferred and Amount of Identified Assets Acquired and Liabilities Assumed

The following table summarizes the amount of identified assets acquired and liabilities assumed at the acquisition date.

RMB’million
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	68
Accounts and other receivables	101
Intangible assets	297
Prepayments, deposits and other assets	162
Deferred revenue	(18)
Other payables and accruals	(57)
Deferred tax liabilities	(105)
Goodwill	798
1,246